                             MIMLIC CASH FUND, INC.
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 MARCH 31, 1997
                                   (UNAUDITED)

                             MIMLIC CASH FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997
                                   (UNAUDITED)

                                  ASSETS
Investments in securities, at value - see accompanying
   schedule for detailed listing (identified cost: $12,574,161). . . .   $ 12,574,161
Cash in bank on demand deposit . . . . . . . . . . . . . . . . . . . .        111,132
                                                                         ------------

      Total assets . . . . . . . . . . . . . . . . . . . . . . . . . .     12,685,293
                                                                         ------------



                                LIABILITIES

Payable to Adviser for custodian fees. . . . . . . . . . . . . . . . .            651
Payable for Fund shares redeemed . . . . . . . . . . . . . . . . . . .            725
                                                                         ------------

      Total liabilities. . . . . . . . . . . . . . . . . . . . . . . .          1,376
                                                                         ------------

Net assets applicable to outstanding capital stock . . . . . . . . . .   $ 12,683,917
                                                                         ------------
                                                                         ------------


REPRESENTED BY:

   Capital stock - authorized 1 billion shares of $.01
      par value; outstanding, 12,683,917 shares. . . . . . . . . . . .   $    126,839
   Additional paid-in capital. . . . . . . . . . . . . . . . . . . . .     12,557,078
                                                                         ------------

      Total - representing net assets applicable to
         outstanding capital stock . . . . . . . . . . . . . . . . . .   $ 12,683,917
                                                                         ------------
                                                                         ------------


Net asset value per share of outstanding capital stock . . . . . . . .   $       1.00
                                                                         ------------
                                                                         ------------


                 See accompanying notes to financial statements.

                             MIMLIC CASH FUND, INC.
                             STATEMENT OF OPERATIONS
                  PERIOD FROM OCTOBER 1, 1996 TO MARCH 31, 1997
                                   (UNAUDITED)

INVESTMENT INCOME:

   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    290,197
                                                                         ------------


EXPENSES (NOTE 3):

   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . .          3,375

   Less fees and expenses paid indirectly
      through expense offset arrangements. . . . . . . . . . . . . . .           (505)
                                                                         ------------

      Total net expenses . . . . . . . . . . . . . . . . . . . . . . .          2,870
                                                                         ------------

      Investment income - net. . . . . . . . . . . . . . . . . . . . .        287,327
                                                                         ------------

Net increase in net assets resulting from operations . . . . . . . . .   $    287,327
                                                                         ------------
                                                                         ------------




                 See accompanying notes to financial statements.

                             MIMLIC CASH FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                PERIOD FROM OCTOBER 1, 1996 TO MARCH 31, 1997 AND
                        THE YEAR ENDED SEPTEMBER 30, 1996
                                   (UNAUDITED)

                                                                               1997                1996
                                                                         ------------        ------------
OPERATIONS:
   Investment income - net . . . . . . . . . . . . . . . . . . . . . .   $    287,327        $    554,589
                                                                         ------------        ------------

      Increase in net assets resulting from operations . . . . . . . .        287,327             554,589
                                                                         ------------        ------------


Distributions to shareholders from net investment income . . . . . . .       (287,327)           (554,589)
                                                                         ------------        ------------


CAPITAL SHARE TRANSACTIONS, AT CONSTANT NET ASSET VALUE OF $1.00:
   Proceeds from sales . . . . . . . . . . . . . . . . . . . . . . . .     42,660,539          74,304,568
   Shares issued in reinvestment of net investment
      income distributions . . . . . . . . . . . . . . . . . . . . . .        286,112             553,162
   Payments for redemption of shares . . . . . . . . . . . . . . . . .    (39,803,390)        (76,239,011)
                                                                         ------------        ------------

         Increase (decrease) in net assets from
            capital share transactions . . . . . . . . . . . . . . . .      3,143,261          (1,381,281)
                                                                         ------------        ------------

         Total increase (decrease) in net assets . . . . . . . . . . .      3,143,261          (1,381,281)

Net assets at beginning of period. . . . . . . . . . . . . . . . . . .      9,540,656          10,921,937
                                                                         ------------        ------------

Net assets at end of period. . . . . . . . . . . . . . . . . . . . . .   $ 12,683,917        $  9,540,656
                                                                         ------------        ------------
                                                                         ------------        ------------



                 See accompanying notes to financial statements.

                                MIMLIC CASH FUND, INC.
                            NOTES TO FINANCIAL STATEMENTS
                                    MARCH 31, 1997
                                     (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    MIMLIC Cash Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Shares of the Fund are presently sold only to the advisory clients of Advantus Capital Management, Inc. (Advantus Capital or the Adviser), MIMLIC Asset Management Company (MIMLIC Management) and other affiliated investment advisers.

    The significant accounting policies followed by the Fund are summarized as follows:

    USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

    INVESTMENTS IN SECURITIES

    All securities are valued at the close of each business day. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of premium and discount computed on a level-yield basis, is accrued daily.

    FEDERAL TAXES

    The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31 in order to avoid federal excise tax.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes due to temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                                          2
                                MIMLIC CASH FUND, INC.
                      NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income are declared daily and paid monthly. Such distributions are payable in cash or reinvested in additional shares of the Fund's capital stock.

(2) INVESTMENT SECURITY TRANSACTIONS

    For the period from October 1, 1996 to March 31, 1997, purchases of securities and proceeds from sales aggregated $34,064,799 and $31,135,000, respectively.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

    On February 14, 1995 shareholders of the Fund approved a new investment advisory agreement, effective March 1, 1995, with Advantus Capital. Advantus Capital is a wholly-owned subsidiary of MIMLIC Management which, prior to March 1, 1995, served as investment adviser to the Fund. Under the agreement, Advantus Capital manages the Fund's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries. Because shares of the Fund are purchased only with funds managed by Advantus Capital, MIMLIC Management and other affiliated investment advisers for advisory clients, the Fund does not pay an advisory fee to Advantus Capital.

    Advantus Capital pays all expenses of the Fund except custodian fees. Advantus Capital directly incurs and pays the Fund's custodian fees and the Fund in turn reimburses Advantus Capital.

    The Fund has a compensating balance arrangement with its custodian where custodian fees are reduced by interest credits earned on cash balances maintained with the custodian. The total amount of interest credits earned for the period from October 1, 1996 to March 31, 1997 was $505.

    The Minnesota Mutual Life Insurance Company (Minnesota Mutual), the parent of MIMLIC Management, acts as the Fund's transfer agent, dividend disbursing agent and redemption agent. Minnesota Mutual receives no fees from the Fund for these services.

    Minnesota Mutual and subsidiaries, as a whole, owned 7,694,028 shares or 60.7% of the Fund's outstanding shares as of March 31, 1997.

                                        3
                             MIMLIC CASH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED



(4) Per share data for a share of capital stock outstanding during the period and selected information for each period is as follows:

                                               FOR THE                                      FOR THE
                                             PERIOD FROM                                  PERIOD FROM
                                             OCTOBER 1,                                   NOVEMBER 1,
                                               1996 TO                                      1993 TO
                                              MARCH 31,      YEAR ENDED SEPTEMBER 30,    SEPTEMBER 30,     YEAR ENDED OCTOBER 31,
                                              ---------     -------------------------    -------------   -------------------------
                                                1997           1996          1995(a)       1994 (b)         1993           1992
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period . .   $1.0000        $1.0000        $1.0000        $1.0000        $1.0000        $1.0000
                                             ----------     ----------     ----------     ----------     ----------     ----------

Income from investment operations:
   Net investment income . . . . . . . .    0.0268         0.0547         0.0571         0.0342         0.0320         0.0402
                                             ----------     ----------     ----------     ----------     ----------     ----------

      Total from investment operations .    0.0268         0.0547         0.0571         0.0342         0.0320         0.0402
                                             ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
   Dividends from net investment income.   (0.0268)       (0.0547)       (0.0571)       (0.0342)       (0.0320)       (0.0402)
                                             ----------     ----------     ----------     ----------     ----------     ----------

      Total distributions. . . . . . . .   (0.0268)       (0.0547)       (0.0571)       (0.0342)       (0.0320)       (0.0402)
                                             ----------     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period . . . . .   $1.0000        $1.0000        $1.0000        $1.0000        $1.0000        $1.0000
                                             ----------     ----------     ----------     ----------     ----------     ----------
                                             ----------     ----------     ----------     ----------     ----------     ----------

Total return (c) . . . . . . . . . . . .      2.70%(e)       5.60%          5.87%          3.49%(d)       3.25%          4.10%

Net assets, end of period
   (in thousands). . . . . . . . . . . .   $12,684         $9,541        $10,922        $12,316        $16,927        $21,047

Ratio of expenses to average daily
   net assets. . . . . . . . . . . . . .      0.06%(f)(g)    0.09%(g)       0.10%(g)       0.08%(f)       0.07%          0.06%

Ratio of net investment income to
   average daily net assets. . . . . . .      5.36%(f)       5.52%          5.71%          3.68%(f)       3.20%          4.12%

------------------------------
(a) Effective March 1, 1995, the Fund entered into a new investment advisory agreement with Advantus Capital Management, Inc. Prior to March 1, 1995, the Fund had an investment advisory agreement with MIMLIC Asset Management Company.
(b) During 1994, the Fund changed its fiscal year end from October 31 to September 30.
(c) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value.
(d) Total return is presented for the eleven-month period from November 1, 1993 to September 30, 1994.
(e) Total return is presented for the period from October 1, 1996 to March 31, 1997.
(f)  Adjusted to an annual basis.
(g) Effective fiscal year 1995, the ratio of expenses to average daily net assets is based on total expenses of the Fund before reduction of interest credits earned on cash balances.

                                MIMLIC CASH FUND, INC.
                              INVESTMENTS IN SECURITIES
                                    MARCH 31, 1997
                                     (UNAUDITED)

        (Percentages of each investment category relate to total net assets.)

                                                                                                      MARKET
       PRINCIPAL                                                                                     VALUE (a)
       ---------                                                                                    ----------
U. S. GOVERNMENT AND AGENCIES OBLIGATIONS (21.6%)
      $1,155,000   U.S. Treasury Bills. . . . . . . . . . . . . 5.12% - 5.18%       05/22/97       $1,146,602
         255,000   U.S. Treasury Bill . . . . . . . . . . . . .         5.37%       06/19/97          252,036
         410,000   Federal Home Loan Mortgage
                      Discount Note . . . . . . . . . . . . . .         5.31%       04/07/97          409,585
         495,000   Federal Home Loan Mortgage
                      Discount Note . . . . . . . . . . . . . .         5.36%       05/02/97          492,690
         445,000   Federal National Mortgage
                      Association Discount Note . . . . . . . .         5.36%       05/09/97          442,479
                                                                                                    ----------
                   Total U.S. government and agency
                      obligations (cost:  $2,743,392) . . . . .                                     2,743,392
                                                                                                    ----------

COMMERCIAL PAPER (77.5%)
  CAPITAL GOODS (7.0%)
    Electronics (3.1%)
         400,000   Xerox Corporation. . . . . . . . . . . . . .         5.48%       06/09/97          395,847
                                                                                                    ----------

  Pollution Control (3.9%)
         500,000   WMX Technology (c) . . . . . . . . . . . . .         5.45%       05/06/97          497,335
                                                                                                    ----------

  BASIC INDUSTRIES (2.4%)
    Chemicals (2.4%)
         305,000   Du Pont. . . . . . . . . . . . . . . . . . .         5.35%       04/21/97          304,070
                                                                                                    ----------

  CONSUMER STAPLES (17.0%)
    Drugs (3.2%)
         400,000   American Home Products (c) . . . . . . . . .         5.44%       04/08/97          399,527
                                                                                                    ----------

    Entertainment (2.3%)
         295,000   Walt Disney. . . . . . . . . . . . . . . . .         5.42%       04/14/97          294,394
                                                                                                    ----------

    Food (2.8%)
         200,000   Coca-Cola Company. . . . . . . . . . . . . .         5.34%       04/18/97          199,478
         160,000   Coca-Cola Company. . . . . . . . . . . . . .         5.36%       04/25/97          159,419
                                                                                                    ----------
                                                                                                      358,897
                                                                                                    ----------

    Household Products (2.3%)
         295,000   Philip Morris. . . . . . . . . . . . . . . .         5.41%       05/02/97          293,618
                                                                                                    ----------

    Printing and Publishing (2.5%)
         310,000   R.R. Donnelly and Sons Company (c) . . . . .         5.42%       05/06/97          308,363
                                                                                                    ----------



                           See accompanying notes to investments in securities.

                                MIMLIC CASH FUND, INC.
                        INVESTMENTS IN SECURITIES - CONTINUED

                                                                                                       MARKET
          PRINCIPAL                                                                                   VALUE (a)
          ---------                                                                                 -----------
CONSUMER STAPLES - CONTINUED
    Management (3.9%)
        $400,000   PHH Corporation. . . . . . . . . . . . . . .         5.38%       04/07/97         $399,590
         100,000   PHH Corporation. . . . . . . . . . . . . . .         5.39%       04/22/97           99,678
                                                                                                   -----------
                                                                                                      499,268
                                                                                                   -----------


CREDIT SENSITIVE (2.3%)
    Hardware and Tools (2.3%)
         300,000   Stanley Works. . . . . . . . . . . . . . . .         5.46%       05/21/97          297,735
                                                                                                   -----------

ENERGY (2.2%)
    Oil and Gas Production (2.2%)
         275,000   Atlantic Richfield . . . . . . . . . . . . .         5.43%       04/16/97          274,354
                                                                                                   -----------

FINANCIAL (29.6%)
    Auto Finance (5.3%)
         280,000   Ford Motor Credit. . . . . . . . . . . . . .         5.43%       04/22/97          279,093
         400,000   GMAC . . . . . . . . . . . . . . . . . . . .         5.42%       04/23/97          398,648
                                                                                                   -----------
                                                                                                      677,741
                                                                                                   -----------

    Commercial Finance (16.4%)
         455,000   Ciesco Limited Partnership . . . . . . . . .         5.47%       06/03/97          450,689
         445,000   GE Capital Corporation . . . . . . . . . . .         5.40%       04/29/97          443,111
         600,000   Pitney Bowes . . . . . . . . . . . . . . . .         5.50%       06/18/97          592,956
         600,000   SBC Community. . . . . . . . . . . . . . . .         5.53%       06/09/97          593,712
                                                                                                   -----------
                                                                                                    2,080,468
                                                                                                   -----------

    Consumer Finance (7.9%)
         500,000   American General Financial . . . . . . . . .         5.45%       05/16/97          496,601
         500,000   Associates Corp. . . . . . . . . . . . . . .         5.43%       04/28/97          497,935
                                                                                                   -----------
                                                                                                      994,536
                                                                                                   -----------

UTILITIES (17.0%)
    Electric (8.0%)
         600,000   Alabama Power. . . . . . . . . . . . . . . .         5.55%       06/12/97          593,430
         430,000   Baltimore Gas and Electric . . . . . . . . .         5.65%       06/09/97          425,401
                                                                                                   -----------
                                                                                                    1,018,831
                                                                                                   -----------

    Telephones (9.0%)
         390,000   AT&T Corporation . . . . . . . . . . . . . .         5.38%       04/10/97          389,431
         145,000   Ameritech. . . . . . . . . . . . . . . . . .         5.35%       04/23/97          144,515
         184,000   Ameritech. . . . . . . . . . . . . . . . . .         5.35%       04/23/97          183,385
         420,000   Bellsouth Telephone. . . . . . . . . . . . .         5.40%       04/25/97          418,454
                                                                                                   -----------
                                                                                                    1,135,785
                                                                                                   -----------
                   Total commercial paper (cost:  $9,830,769) . . . . . . . . . . . . . . . . .     9,830,769
                                                                                                   -----------
                   Total investments in securities (cost:  $12,574,161) (b) . . . . . . . . . .   $12,574,161
                                                                                                   -----------
                                                                                                   -----------



                            See accompanying notes to investments in securities.

                                MIMLIC CASH FUND, INC.
                        INVESTMENTS IN SECURITIES - CONTINUED


NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) Also represents the cost of securities for federal income tax purposes at March 31, 1997.
(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Board of Directors.